Share Capital and Additional Paid-In Capital (Details) - USD ($)			12 Months Ended
		Dec. 01, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 15, 2023
Share Capital and Additional Paid-In Capital [Line Items]
Service fee prepaid				$ 1,829,715
Deferred IPO costs services			$ 914,857	914,857
Prepayment service				914,858
Cash proceeds			$ 748,721	619,575
Par value per share (in Dollars per share)	[1]
Voting rights			one
Subscription monies			$ 800,000
Redemption percentage			8.00%
Class A Ordinary Share [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Cash consideration		$ 1,422
Fair value		1,831,137
Service fee prepaid		$ 1,829,715	$ 1,829,715
Deferred IPO costs services				914,857
Prepayment service				914,858
Ordinary share issued (in Shares)			1
Class B Redeemable Ordinary Share [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)						499,000
Cash proceeds				500,000		$ 800,000
Subscription received			$ 300,000
Par value per share (in Dollars per share)			$ 0.001
Subscription monies			$ 800,000
Redemption percentage			12.00%
Ordinary share issued (in Shares)			1
Two Shareholders [Member] | Class A Ordinary Share [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)		617,850
Unit price per share (in Dollars per share)		$ 0.001
Three Shareholders [Member] | Class A Ordinary Share [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)		474,100
Public Offering [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Subscription monies			$ 800,000
Redemption percentage			8.00%
Public Offering [Member] | Class A Ordinary Share [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Cash consideration		$ 1,422
Subscription Receivable [member] | Class B Redeemable Ordinary Share [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Cash proceeds				$ 300,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.